Eaton Vance

Total Return Bond Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 15.8%

Security	Principal Amount (000’s omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$2,619,678
ARI Fleet Lease Trust, Series 2018-B, Class A2, 3.22%, 8/16/27(1)	53	53,287
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.37%, 4/15/27(1)	1,450	1,431,630
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	5,235,303
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	965	965,325
Chase Auto Credit Linked Notes:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	1,123	1,114,516
Series 2021-3, Class E, 2.102%, 2/26/29(1)	660	656,492
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	6,008	6,004,652
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	4,304,532
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,927,213
Conn’s Receivables Funding, LLC:
Series 2020-A, Class B, 4.27%, 6/16/25(1)	2,369	2,379,276
Series 2020-A, Class C, 4.20%, 6/16/25(1)	1,165	1,169,995
Series 2021-A, Class B, 2.87%, 5/15/26(1)	4,030	4,020,455
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,500	7,479,163
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	988,731
Driven Brands Funding, LLC, Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,224	3,378,552
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,511,503
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,502	3,568,867
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	3,040	3,114,767
Falcon Aerospace, Ltd.:
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	3,682,551
Series 2019-1, Class C, 6.656%, 9/15/39(1)	2,825	2,236,445
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	2,765	2,807,415
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	71	72,076
Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	4,970,596
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	2,046	2,007,982
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,226	1,236,177
LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28(1)	82	82,629
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	656	597,658
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	279	237,340
Marlette Funding Trust, Series 2020-2A, Class B, 1.83%, 9/16/30(1)	885	887,597
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,373	2,423,432
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	741	749,239
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	365	366,022
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,492	2,513,483

Security	Principal Amount (000’s omitted)	Value
NRZ Excess Spread-Collateralized Note:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	$586	$585,232
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	5,144	5,144,234
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28(1)	2,237	2,226,329
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 5/8/31(1)	496	496,941
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	2,061	2,062,051
Series 2021-3, Class C, 3.27%, 5/15/29(1)	5,900	5,821,754
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,320	4,314,820
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	3,580	3,593,565
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,391	2,462,620
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	665	662,145
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	778	786,844
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,802	3,901,417
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	124	124,546
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,862	4,015,900
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,949	3,058,328
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	1,157,976
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,000	1,040,222
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,247	2,205,501
Theorem Funding Trust:
Series 2020-1A, Class A, 2.48%, 10/15/26(1)	232	232,970
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	2,461	2,434,039
Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30(1)	3,872	3,980,963
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	969	994,049
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,935	2,883,644
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,851,870
Willis Engine Structured Trust:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,638	1,528,294
Series 2020-A, Class C, 6.657%, 3/15/45(1)	724	526,799

Total Asset-Backed Securities (identified cost $140,371,028)		$138,887,632

Collateralized Mortgage Obligations — 3.7%

Security	Principal Amount (000’s omitted)	Value
Eagle Re, Ltd., Series 2021-2, Class M1B, 2.10%, (30-day average SOFR + 2.05%), 4/25/34(1)(2)	$1,500	$1,505,475
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 1.903%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	3,504	3,527,643
Series 2018-DNA1, Class M2AT, 1.153%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,542	1,546,775
Series 2019-DNA3, Class M2, 2.153%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	3,388	3,417,303

Security	Principal Amount (000’s omitted)	Value
Series 2019-DNA4, Class M2, 2.053%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	$647	$649,487
Series 2019-HQA1, Class M2, 2.453%, (1 mo. USD LIBOR + 2.35%), 2/25/49(1)(2)	3,258	3,295,030
Series 2019-HQA3, Class B1, 3.103%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(2)	1,395	1,407,600
Series 2019-HQA4, Class B1, 3.053%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(2)	975	982,623
Series 2020-HQA2, Class B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(2)	1,878	1,945,571
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2018-C06, Class 1M2, 2.103%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	1,252	1,264,786
Series 2018-R07, Class 1M2, 2.502%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	774	779,392
Series 2019-R02, Class 1M2, 2.403%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	470	472,824
Series 2019-R05, Class 1M2, 2.103%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	128	128,644
Series 2019-R01, Class 2B1, 4.453%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(2)	1,390	1,431,649
Series 2019-R02, Class 1B1, 4.253%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(2)	565	580,075
Series 2019-R03, Class 1B1, 4.203%, (1 mo. USD LIBOR + 4.1%), 9/25/31(1)(2)	1,125	1,156,187
Series 2019-R06, Class 2B1, 3.852%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	2,211	2,241,278
Series 2019-R07, Class 1B1, 3.503%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(2)	2,204	2,228,218
Series 2020-R02, Class 2B1, 3.103%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(2)	1,612	1,622,550
Series 2021-R01, Class 1B2, 6.05%, (30-day average SOFR + 6.00%), 10/25/41(1)(2)	900	921,759
Series 2021-R02, Class 2B1, 3.35%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	584	587,850
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 2.10%, (30-day average SOFR + 2.05%), 10/25/33(1)(2)	1,000	1,003,107

Total Collateralized Mortgage Obligations (identified cost $32,250,537)		$32,695,826

Commercial Mortgage-Backed Securities — 14.0%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$7,255	$6,800,045
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	7,215	5,791,140
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.492%, 2/15/50(1)(3)	3,500	3,205,574
BBCMS Trust, Series 2018-RRI, Class F, 4.76%, (1 mo. USD LIBOR + 4.65%), 2/15/33(1)(2)	1,495	1,501,829
Bellemeade Re, Ltd., Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	3,800	3,794,223
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 1.21%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,469	1,453,762
Series 2021-VOLT, Class D, 1.76%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	5,474	5,440,091
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	1,500	1,172,555
Series 2016-C7, Class D, 4.402%, 12/10/54(1)(3)	1,725	1,554,708
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.606%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	1,000	996,642
CHT COSMO Mortgage Trust, Series 2017-CSMO, Class E, 3.11%, (1 mo. USD LIBOR + 3.00%), 11/15/36(1)(2)	2,315	2,319,906
Citigroup Commercial Mortgage Trust:
Series 2017-MDRC, Class C, 1.41%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(2)	1,850	1,830,279
Series 2017-MDRC, Class D, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	1,600	1,571,552

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.119%, 8/10/50(1)(3)	$3,603	$3,586,265
Series 2015-CR22, Class D, 4.106%, 3/10/48(1)(3)	2,324	2,311,579
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class D, 4.455%, 12/15/49(1)(3)	2,000	1,624,163
Extended Stay America Trust:
Series 2021-ESH, Class C, 1.81%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	3,160	3,165,718
Series 2021-ESH, Class D, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	2,635	2,639,274
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.802%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	445	443,668
Series 2019-01, Class M10, 3.352%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	905	895,957
Series 2020-01, Class M10, 3.852%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	3,245	3,301,863
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	2,285	2,271,322
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,690	1,680,428
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.553%, 9/15/47(1)(3)	1,980	1,569,277
Series 2014-C25, Class D, 3.941%, 11/15/47(1)(3)	3,575	2,893,240
Series 2015-C29, Class D, 3.699%, 5/15/48(3)	500	412,661
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.733%, 8/15/46(1)(3)	267	265,318
Series 2013-C16, Class D, 5.006%, 12/15/46(1)(3)	1,500	1,532,760
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	406,896
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.734%, 5/15/49(3)(4)	4,199	4,290,585
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(4)	7,048	6,131,492
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)(4)	5,000	4,121,551
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(4)	7,150	4,168,004
Series 2019-BPR, Class B, 2.21%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(4)	3,960	3,779,996
Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(4)	1,540	1,402,467
Motel 6 Trust, Series 2021-MTL6, Class D, 2.21%, (1 mo. USD LIBOR + 2.10%), 9/15/38(1)(2)	457	457,265
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.31%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	3,219	3,006,075
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(5)	3,160	3,168,021
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.30%, 4/10/46(1)(3)	2,000	1,787,889
VMC Finance, LLC, Series 2021-HT1, Class B, 4.603%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	8,477	8,487,014
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	5,197,820
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,828,163
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	4,578,219
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,338,855
ZH Trust:
Series 2021-1, Class A, 2.253%, 2/18/27(1)	1,560	1,555,484
Series 2021-2, Class A, 2.349%, 10/17/27(1)	1,001	996,261

Total Commercial Mortgage-Backed Securities (identified cost $124,771,484)		$123,727,856

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Semiconductors — 0.5%
ams AG, 0.875%, 9/28/22(6)	$4,400	$4,336,449

Total Convertible Bonds (identified cost $4,321,376)		$4,336,449

Corporate Bonds — 32.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$3,202	$3,334,659
5.75%, 4/20/29(1)	812	869,453
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	3,106	3,394,180

		$7,598,292

Automotive & Auto Parts — 0.3%
Tupy Overseas S.A., 4.50%, 2/16/31(1)	$3,100	$2,988,478

		$2,988,478

Banks — 6.5%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	$3,531	$3,620,575
Banco de Chile, 2.99%, 12/9/31(1)	1,747	1,724,962
Banco do Brasil S.A., 3.25%, 9/30/26(1)	5,819	5,671,197
Banco Mercantil del Norte S.A./Grand Cayman:
5.75% to 10/4/26, 10/4/31(1)(7)	6,225	6,580,447
7.50% to 6/27/29(1)(7)(8)	745	793,734
Banco Santander S.A., 3.80%, 2/23/28	3,200	3,471,747
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(6)(7)	2,600	2,587,000
BankUnited, Inc., 5.125%, 6/11/30	1,633	1,861,931
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(7)	4,920	5,057,096
BNP Paribas S.A., 4.625% to 2/25/31(1)(7)(8)	914	919,027
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	6,140	6,419,163
Goldman Sachs Group, Inc. (The), 2.65% to 10/21/31, 10/21/32(7)	3,503	3,528,430
JPMorgan Chase & Co., 2.545% to 11/8/31, 11/8/32(7)	2,170	2,184,621
Macquarie Group, Ltd., 2.871% to 1/14/32, 1/14/33(1)(7)	3,071	3,064,229
Societe Generale S.A., 4.75% to 5/26/26(1)(7)(8)	1,175	1,196,044
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(7)	1,721	1,793,959
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,393	3,509,880
UBS Group AG, 4.375% to 2/10/31(1)(7)(8)	3,315	3,282,845

		$57,266,887

Biotechnology — 0.5%
Royalty Pharma PLC Co., 3.30%, 9/2/40	$4,284	$4,279,497

		$4,279,497

Security	Principal Amount (000’s omitted)	Value
Building Materials — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$3,655	$3,926,603
Owens Corning, 3.95%, 8/15/29	1,739	1,907,117

		$5,833,720

Chemicals — 0.5%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,600	$1,598,296
4.25%, 9/18/29(1)	2,490	2,652,311

		$4,250,607

Commercial Services — 1.0%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,785	$2,972,187
Block Financial, LLC, 3.875%, 8/15/30	2,825	3,025,913
Western Union Co. (The), 6.20%, 11/17/36	2,075	2,565,033

		$8,563,133

Computers — 0.3%
Seagate HDD Cayman, 5.75%, 12/1/34	$2,589	$2,987,499

		$2,987,499

Consumer Products — 0.3%
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	$3,007	$2,955,490

		$2,955,490

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	$3,396	$3,596,955
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	2,942	3,004,959
Alpha Holding S.A. de CV, 9.00%, 2/10/25(6)(9)	3,125	463,656
American AgCredit Corp., 5.25% to 6/15/26(1)(7)(8)	1,431	1,459,620
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,500	3,534,860
Brookfield Finance, Inc., 4.70%, 9/20/47	3,240	3,988,920
CI Financial Corp.:
3.20%, 12/17/30	3,912	4,018,508
4.10%, 6/15/51	969	1,052,601
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,470	2,700,957
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,685	2,001,276
Stifel Financial Corp., 4.00%, 5/15/30	4,769	5,235,583
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(7)	3,017	3,312,157

		$34,370,052

Electric Utilities — 0.8%
Edison International, 5.00% to 12/15/26(7)(8)	$2,997	$3,069,725
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,890	3,944,207

		$7,013,932

Electrical and Electronic Equipment — 0.8%
Imola Merger Corp., 4.75%, 5/15/29(1)	$2,995	$3,078,456
Jabil, Inc., 3.00%, 1/15/31	3,969	4,083,424

		$7,161,880

Financial Services — 0.4%
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)	$3,343	$3,574,868

		$3,574,868

Security	Principal Amount (000’s omitted)	Value
Foods — 1.2%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.:
3.75%, 12/1/31(1)	$2,758	$2,803,328
5.50%, 1/15/30(1)	3,015	3,283,877
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	4,000	4,572,911

		$10,660,116

Health Care — 0.5%
Centene Corp.:
2.50%, 3/1/31	$1,889	$1,842,115
3.375%, 2/15/30	990	1,009,855
4.25%, 12/15/27	1,705	1,780,412

		$4,632,382

Healthcare Products — 0.5%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	$4,061	$4,240,354

		$4,240,354

Home Construction — 0.4%
MDC Holdings, Inc., 2.50%, 1/15/31	$3,641	$3,526,918

		$3,526,918

Insurance — 2.8%
Athene Global Funding, 2.646%, 10/4/31(1)	$7,800	$7,713,361
Liberty Mutual Group, Inc., 4.125% to 12/15/26, 12/15/51(1)(7)	3,769	3,765,137
Maple Grove Funding Trust I, 4.161%, 8/15/51(1)	2,740	2,830,218
Primerica, Inc., 2.80%, 11/19/31	1,713	1,733,384
Radian Group, Inc., 4.875%, 3/15/27	3,621	3,889,180
Stewart Information Services Corp., 3.60%, 11/15/31	4,244	4,301,940

		$24,233,220

Machinery — 0.3%
Valmont Industries, Inc., 5.25%, 10/1/54	$2,184	$2,793,323

		$2,793,323

Media — 0.7%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$5,215	$5,853,210

		$5,853,210

Miscellaneous Manufacturing — 0.0%(10)
Hexcel Corp., 4.20%, 2/15/27	$324	$348,131

		$348,131

Oil and Gas — 1.9%
Helmerich & Payne, Inc., 2.90%, 9/29/31(1)	$2,453	$2,409,927
National Fuel Gas Co., 2.95%, 3/1/31	4,065	4,089,202
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	3,059	3,129,785
Occidental Petroleum Corp., 3.50%, 8/15/29	1,559	1,604,258
Patterson-UTI Energy, Inc.:
3.95%, 2/1/28	4,858	4,885,659
5.15%, 11/15/29	643	653,135

		$16,771,966

Security	Principal Amount (000’s omitted)	Value
Private Equity — 0.1%
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	$1,250	$1,248,797

		$1,248,797

Real Estate Investment Trusts (REITs) — 2.7%
Broadstone Net Lease, LLC, 2.60%, 9/15/31	$1,036	$1,006,753
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,656	1,620,800
EPR Properties:
3.60%, 11/15/31	1,200	1,188,506
3.75%, 8/15/29	2,672	2,699,398
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	3,801	3,848,513
5.00%, 7/15/28(1)	503	517,590
Newmark Group, Inc., 6.125%, 11/15/23	5,219	5,589,549
Sabra Health Care, L.P., 3.20%, 12/1/31	2,741	2,681,602
Service Properties Trust, 4.75%, 10/1/26	2,410	2,346,352
Sun Communities Operating, L.P.:
2.30%, 11/1/28	843	842,630
2.70%, 7/15/31	789	783,446
Vornado Realty, L.P., 3.40%, 6/1/31	700	716,619

		$23,841,758

Retail — 0.3%
Lithia Motors, Inc., 4.375%, 1/15/31(1)	$2,475	$2,645,614

		$2,645,614

Retail-Specialty and Apparel — 1.2%
American Assets Trust, L.P., 3.375%, 2/1/31	$3,290	$3,363,117
Macy’s Retail Holdings, LLC, 4.30%, 2/15/43	4,053	3,562,425
Nordstrom, Inc., 4.25%, 8/1/31	4,000	3,936,080

		$10,861,622

Software — 0.5%
Activision Blizzard, Inc., 1.35%, 9/15/30	$4,526	$4,179,999

		$4,179,999

Technology — 0.5%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$1,787	$1,834,373
Western Digital Corp., 4.75%, 2/15/26	2,194	2,401,893

		$4,236,266

Telecommunications — 1.6%
AT&T, Inc.:
3.10%, 2/1/43	$2,000	$1,948,387
3.50%, 9/15/53	2,188	2,211,589
Nokia Oyj, 4.375%, 6/12/27	3,450	3,730,192
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,360	1,558,009
SES S.A., 5.30%, 4/4/43(1)	810	930,021
T-Mobile USA, Inc., 3.60%, 11/15/60	3,746	3,720,723

		$14,098,921

Security	Principal Amount (000’s omitted)	Value
Thrifts & Mortgage Finance — 0.7%
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(7)	$6,160	$6,572,371

		$6,572,371

Total Corporate Bonds (identified cost $283,561,960)		$289,589,303

Preferred Stocks — 1.1%

Security	Shares	Value
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	190,000	$4,476,400
Series A2, 6.375%	74,772	1,918,650

		$6,395,050

Wireless Telecommunication Services — 0.3%
United States Cellular Corp., 5.50%	108,000	$2,851,200

		$2,851,200

Total Preferred Stocks (identified cost $9,319,300)		$9,246,250

Senior Floating-Rate Loans — 0.5%(11)

Borrower/Description	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 0.2%
CSC Holdings, LLC, Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 1/15/26	$2,376	$2,349,218

		$2,349,218

Health Care — 0.3%
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	$2,400	$2,386,874

		$2,386,874

Total Senior Floating-Rate Loans (identified cost $4,751,973)		$4,736,092

Sovereign Government Bonds — 1.5%

Security	Principal Amount (000’s omitted)	Value
Mexico — 0.5%
Mexican Bonos, 7.75%, 5/29/31	MXN 89,055	$4,399,927

		$4,399,927

Norway — 0.3%
Norway Government Bond, 1.375%, 8/19/30(1)(6)	NOK 19,446	$2,153,048

		$2,153,048

Security	Principal Amount (000’s omitted)	Value
Supranational — 0.7%
European Bank for Reconstruction & Development, 6.45%, 12/13/22	IDR 89,482,200	$6,408,627

		$6,408,627

Total Sovereign Government Bonds (identified cost $12,847,082)		$12,961,602

U.S. Government Agency Mortgage-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
2.00%, 30-Year, TBA(12)	$4,100	$4,090,775
2.50%, 30-Year, TBA(12)	13,104	13,382,466
3.00%, 30-Year, TBA(12)	4,250	4,405,225
3.50%, 30-Year, TBA(12)	3,900	4,107,798
Pool #FM6803, 2.00%, 4/1/51	1,354	1,363,826

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $27,333,315)		$27,350,090

U.S. Treasury Obligations — 26.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond:
0.50%, 3/31/25	$45,000	$44,259,961
0.625%, 8/15/30	86,709	80,883,239
0.875%, 9/30/26	34,126	33,528,795
1.125%, 2/29/28	1	986
1.125%, 8/15/40	21,192	18,509,888
1.25%, 8/15/31	2,431	2,377,442
1.25%, 5/15/50	64,015	54,385,243

Total U.S. Treasury Obligations (identified cost $235,004,999)		$233,945,554

Short-Term Investments — 3.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(13)	27,045,689	$27,042,984

Total Short-Term Investments (identified cost $27,042,984)		$27,042,984

Value

Total Investments — 102.6% (identified cost $901,576,038)	$904,519,638

Other Assets, Less Liabilities — (2.6)%	$(22,675,351)

Net Assets — 100.0%	$881,844,287

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $419,094,078 or 47.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.

(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(5)	Step coupon security. Interest rate represents the rate in effect at December 31, 2021.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of these securities is $9,540,153 or 1.1% of the Fund’s net assets.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)	Amount is less than 0.05%.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	87.1%	$787,628,834
Mexico	2.4	21,545,467
Brazil	1.7	15,150,025
United Kingdom	1.4	12,674,343
Canada	1.0	9,060,029
Australia	0.7	6,684,804
Supranational	0.7	6,408,627
Bermuda	0.7	6,302,805
Cayman Islands	0.6	5,918,996
Chile	0.6	5,669,169
Austria	0.5	4,336,449
Finland	0.4	3,730,192
Spain	0.4	3,471,747
Italy	0.4	3,312,157
Switzerland	0.4	3,282,845
Israel	0.3	2,587,000
Luxembourg	0.3	2,488,030
Norway	0.2	2,153,048
France	0.2	2,115,071

Total Investments	100.0%	$904,519,638

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	299	Long	3/31/22	$65,233,391	$(58,320)
U.S. 5-Year Treasury Note	129	Long	3/31/22	15,605,976	65,292
U.S. Ultra Treasury Bond	(64)	Short	3/22/22	(12,616,000)	(300,120)
U.S. Ultra 10-Year Treasury Note	(594)	Short	3/22/22	(86,983,875)	(1,512,426)

					$(1,805,574)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

IDR	-	Indonesian Rupiah

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

USD	-	United States Dollar

At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $50,937,079, which represents 5.8% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended December 31, 2021, were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage- Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.734%, 5/15/49	$4,420,922	$—	$—	$—	$(130,337)	$4,290,585	$49,696	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	6,171,758	—	—	—	(40,266)	6,131,492	52,857	7,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	4,156,243	—	—	—	(34,692)	4,121,551	42,450	5,000,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	4,135,435	—	—	—	32,569	4,168,004	59,202	7,150,000
Series 2019-BPR, Class B, 2.21%, (1 mo. USD LIBOR + 2.10%), 5/15/36	3,760,855	—	—	—	19,141	3,779,996	22,164	3,960,000
Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36	1,388,682	—	—	—	13,785	1,402,467	12,358	1,540,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	28,815,045	105,047,328	(106,816,522)	(2,867)	—	27,042,984	3,942	27,045,689

				$(2,867)	$(139,800)	$50,937,079	$242,669

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$138,887,632	$—	$138,887,632
Collateralized Mortgage Obligations	—	32,695,826	—	32,695,826
Commercial Mortgage-Backed Securities	—	123,727,856	—	123,727,856
Convertible Bonds	—	4,336,449	—	4,336,449
Corporate Bonds	—	289,589,303	—	289,589,303
Preferred Stocks	9,246,250	—	—	9,246,250
Senior Floating-Rate Loans	—	4,736,092	—	4,736,092
Sovereign Government Bonds	—	12,961,602	—	12,961,602
U.S. Government Agency Mortgage-Backed Securities	—	27,350,090	—	27,350,090
U.S. Treasury Obligations	—	233,945,554	—	233,945,554
Short-Term Investments	—	27,042,984	—	27,042,984
Total Investments	$9,246,250	$895,273,388	$—	$904,519,638
Futures Contracts	$65,292	$—	$—	$65,292
Total	$9,311,542	$895,273,388	$—	$904,584,930

Liability Description
Futures Contracts	$(1,870,866)	$—	$—	$(1,870,866)
Total	$(1,870,866)	$—	$—	$(1,870,866)

Name Change

Effective November 15, 2021, the name of Eaton Vance Total Return Bond Fund was changed from Eaton Vance Core Plus Bond Fund.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.